Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Lesser of Lease Term or Estimated Useful Life
Leasehold improvements	5 years
Furniture and fixtures	5 years
Office equipment	5 years